Income taxes - Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Current
Current	$ 166	$ 49
Deferred
Deferred	(5,958)	(3,159)
Total income tax recovery	(5,792)	(3,110)
United States
Current
Current	33	44
Deferred
Deferred	(61)	77
Europe
Current
Current	140	16
Deferred
Deferred	(3,883)	(1,678)
Other
Current
Current	(7)	(11)
Deferred
Deferred	4	31
Canada
Deferred
Deferred	(55)	(957)
Australia
Deferred
Deferred	$ (1,963)	$ (632)